--------------------------
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                                                      --------------------------
                                                      OMB Number:      3235-0582
                                                      Expires:    April 30, 2009
                                                      Estimated average burden
                                                      hours per response    14.4
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-07242
                                    --------------------------------

                                The Cutler Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   3555 Lear Way               Medford, Oregon                97504
--------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)


                                 Erich M. Patten

Cutler Investment Counsel, LLC    3555 Lear Way   Medford, Oregon     97504
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (541) 770-9000
                                                     ---------------------------

Date of fiscal year end:     June 30, 2007
                          ------------------------------------

Date of reporting period:    July 1, 2006 - June 30, 2007
                          ------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Cutler Trust
            _________________________________________________________________

By (Signature and Title)*         /s/ Erich M. Patten
                         ____________________________________________________
                               Erich M. Patten, President
Date    July 19, 2007
     ________________________________________________________________________

* Print the name and title of each signing officer under his or her signature.


                                                         EXHIBIT A
                                                         ---------

* I = Issuer; S = Stockholder
                                                                                                          VOTE
                                                ANNUAL                                                   FOR OR
                                               MEETING                                    VOTED  TYPE    AGAINST    WITH OR AGAINST
              NAME      TICKER     CUSIP         DATE                  ITEM                Y/N    I/S      F/A       MANAGEMENT W/A
7/1/06 - 6/30/07

Alcoa Inc.                AA     013817101     20-Apr-07   DIRECTORS                         Y     I         F             W
Alcoa Inc.                AA     013817101     20-Apr-07   RATIFY INDEPENDENT AUDITORS       Y     I         F             W
------------------------------------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland    ADM    039483102     2-Nov-06    DIRECTORS                         Y     I         F             W
Archer-Daniels-Midland    ADM    039483102     2-Nov-06    GENETICALLY MODIFIED FOOD         Y     S         A             W
Archer-Daniels-Midland    ADM    039483102     2-Nov-06    GLOBAL HUMAN RIGHTS STANDARDS     Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
AT&T                      T      00206R102     27-Apr-07   DIRECTORS                         Y     I         F             W
AT&T                      T      00206R102     27-Apr-07   INDEPENDENT AUDITORS              Y     I         F             W
AT&T                      T      00206R102     27-Apr-07   SEVERANCE POLICY                  Y     I         F             W
AT&T                      T      00206R102     27-Apr-07   PROPOSAL A                        Y     S         A             W
AT&T                      T      00206R102     27-Apr-07   PROPOSAL B                        Y     S         A             W
AT&T                      T      00206R102     27-Apr-07   PROPOSAL C                        Y     S         A             W
AT&T                      T      00206R102     27-Apr-07   PROPOSAL D                        Y     S         A             W
AT&T                      T      00206R102     27-Apr-07   PROPOSAL E                        Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.            C      172967101     17-Apr-07   DIRECTORS                         Y     I         F             W
                                                           RATIFY INDEPENDENT
Citigroup Inc.            C      172967101     17-Apr-07   ACCOUNTING FIRM                   Y     I         F             W
                                                           REPORT ON PRIOR GOVERNMENTAL
Citigroup Inc.            C      172967101     17-Apr-07   SERVICE                           Y     S         A             W
                                                           REPORT ON POLITICAL
Citigroup Inc.            C      172967101     17-Apr-07   CONTRIBUTIONS                     Y     S         A             W
                                                           REPORT ON CHARITABLE
Citigroup Inc.            C      172967101     17-Apr-07   CONTRIBUTIONS                     Y     S         A             W
Citigroup Inc.            C      172967101     17-Apr-07   EXECUTIVE COMPENSATION            Y     S         A             W
Citigroup Inc.            C      172967101     17-Apr-07   LIMITED CEO COMPENSATION          Y     S         A             W
                                                           PROPOSAL FOR CHAIRMAN TO
Citigroup Inc.            C      172967101     17-Apr-07   HAVE NO MANAGEMENT DUTIES         Y     S         F             A
                                                           STOCK OPTIONS TO HAVE A FIVE
Citigroup Inc.            C      172967101     17-Apr-07   YEAR SALES RESTRICTION            Y     S         A             W
Citigroup Inc.            C      172967101     17-Apr-07   CUMULATIVE VOTING                 Y     S         A             W
                                                           RIGHT TO CALL A SPECIAL
Citigroup Inc.            C      172967101     17-Apr-07   MEETING                           Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.          CAT    149123101     13-Jun-07   DIRECTORS                         Y     I         F             W
Caterpillar Inc.          CAT    149123101     13-Jun-07   RATIFY AUDITORS                   Y     I         F             W
Caterpillar Inc.          CAT    149123101     13-Jun-07   SEPARATE CEO AND CHAIR            Y     S         A             W
Caterpillar Inc.          CAT    149123101     13-Jun-07   MAJORITY VOTE STANDARD            Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp        CVX    166764100     25-Apr-07   DIRECTORS                         Y     I         F             W
ChevronTexaco Corp        CVX    166764100     25-Apr-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           AMEND CERTIFICATE OF
                                                           INCORPORATION / REPEAL
ChevronTexaco Corp        CVX    177674100     25-Apr-07   SUPERMAJORITY PROVISIONS          Y     I         F             W
ChevronTexaco Corp        CVX    177674100     25-Apr-07   HUMAN RIGHTS                      Y     S         A             W
ChevronTexaco Corp        CVX    17767410      25-Apr-07   GREENHOUSE GAS EMISSIONS          Y     S         A             W
ChevronTexaco Corp        CVX    17767410      25-Apr-07   ANIMAL WELFARE                    Y     S         A             W
                                                           SEPARATE CHAIRMAN AND CEO
ChevronTexaco Corp        CVX    17767410      25-Apr-07   POSITIONS                         Y     S         A             W
                                                           AMEND BY-LAWS REGARDING
ChevronTexaco Corp        CVX    17767410      25-Apr-07   STOCKHOLDER RIGHTS PLAN           Y     S         A             W
                                                           HOST COUNTRY ENVIRONMENTAL
ChevronTexaco Corp        CVX    17767410      25-Apr-07   LAWS                              Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips            COP    20825C104     9-May-07    DIRECTORS                         Y     I         F             W
ConocoPhillips            COP    20825C104     9-May-07    INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
ConocoPhillips            COP    20825C104     9-May-07    POLITICAL CONTRIBUTIONS           Y     S         A             W
ConocoPhillips            COP    20825C104     9-May-07    GLOBAL WARMING RENEWABLES         Y     S         A             W
                                                           QUALIFICATIONS FOR DIRECTOR
ConocoPhillips            COP    20825C104     9-May-07    NOMINEES                          Y     S         A             W
                                                           DRILLING SENSITIVE/PROTECTED
ConocoPhillips            COP    20825C104     9-May-07    AREAS                             Y     S         A             W
                                                           RECOGNITION OF INDIGENOUS
ConocoPhillips            COP    20825C104     9-May-07    RIGHTS                            Y     S         A             W
ConocoPhillips            COP    20825C104     9-May-07    COMMUNITY ACCOUNTABILITY          Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.          DOW    260543103     10-May-07   DIRECTORS                         Y     I         F             W
Dow Chemical Co.          DOW    260543103     10-May-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           AMENDED CERTIFICATE OF
Dow Chemical Co.          DOW    260543103     10-May-07   INCORPORATION                     Y     I         F             W
Dow Chemical Co.          DOW    260543103     10-May-07   PROPOSAL ON BHOPAL                Y     S         A             W
Dow Chemical Co.          DOW    260543103     10-May-07   GENETICALLY ENGINEERED SEED       Y     S         A             W
                                                           ENVIRONMENTAL REMEDIATION IN
Dow Chemical Co.          DOW    260543103     10-May-07   THE MIDLAND AREA                  Y     S         A             W
                                                           CHEMICALS WITH LINKS TO
Dow Chemical Co.          DOW    260543103     10-May-07   RESPIRATORY PROBLEMS              Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.      EMR    291011104     6-Feb-07    DIRECTORS                         Y     I         F             W
Emerson Electric Co.      EMR    291011104     6-Feb-07    INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
------------------------------------------------------------------------------------------------------------------------------------
Exelon Corporation        EXC    30161n101     8-May-07    DIRECTORS                         Y     I         F             W
Exelon Corporation        EXC    30161n101     8-May-07    INDEPENDENT ACCOUNTANT            Y     I         F             W
                                                           ANNUAL ELECTION OF ALL
Exelon Corporation        EXC    30161n101     8-May-07    DIRECTORS                         Y     I         F             W
                                                           SHAREHOLDER APPROVAL OF
Exelon Corporation        EXC    30161n101     8-May-07    EXECUTIVE SEVERANCE BENEFITS      Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp          XOM    30231G102     30-May-07   DIRECTORS                         Y     I         F             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   INDEPENDENT AUDITORS              Y     I         F             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   CUMULATIVE VOTING                 Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   SPECIAL SHAREHOLDER MEETINGS      Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   BOARD CHAIRMAN AND CEO            Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   DIVIDEND STRATEGY                 Y     S         A             W
                                                           SHAREHOLDER ADVISORY VOTE ON
Exxon Mobil Corp          XOM    30231G102     30-May-07   EXECUTIVE COMPENSATION            Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   CEO COMPENSATION                  Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   EXECUTIVE COMPENSATION REPORT     Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   EXECUTIVE COMPENSATION LIMIT      Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   INCENTIVE PAY RECOUPMENT          Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   POLITICAL CONTRIBUTIONS           Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   AMENDMENT OF EEO POLICY           Y     S         A             W
                                                           COMMUNITY ENVIRONMENTAL
Exxon Mobil Corp          XOM    30231G102     30-May-07   IMPACT                            Y     S         A             W
                                                           GREENHOUSE GAS EMISSIONS
Exxon Mobil Corp          XOM    30231G102     30-May-07   GOALS                             Y     S         A             W
Exxon Mobil Corp          XOM    30231G102     30-May-07   CO2 INFORMATION AT THE PUMP       Y     S         A             W
                                                           RENEWABLE ENERGY INVESTMENT
Exxon Mobil Corp          XOM    30231G102     30-May-07   LEVELS                            Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.      GE     369604103     25-Apr-07   DIRECTORS                         Y     I         F             W
General Electric Co.      GE     369604103     25-Apr-07   AUDITORS                          Y     I         F             W
General Electric Co.      GE     369604103     25-Apr-07   MAJORITY VOTING FOR DIRECTORS     Y     I         F             W
General Electric Co.      GE     369604103     25-Apr-07   LONG TERM INCENTIVE PLAN          Y     I         F             W
                                                           SENIOR OFFICER PERFORMANCE
General Electric Co.      GE     369604103     25-Apr-07   GOALS                             Y     I         F             W
General Electric Co.      GE     369604103     25-Apr-07   CUMULATIVE VOTING                 Y     S         A             W
General Electric Co.      GE     369604103     25-Apr-07   OVER EXTENDED DIRECTORS           Y     S         A             W
                                                           ONE DIRECTOR FROM RANKS OF
General Electric Co.      GE     369604103     25-Apr-07   RETIREES                          Y     S         A             W
General Electric Co.      GE     369604103     25-Apr-07   INDEPENDENT BOARD CHAIRMAN        Y     S         F             A
                                                           ELIMINATE DIVIDEND
General Electric Co.      GE     369604103     25-Apr-07   EQUIVALENTS                       Y     S         F             A
General Electric Co.      GE     369604103     25-Apr-07   CHARITABLE CONTRIBUTIONS          Y     S         A             W
General Electric Co.      GE     369604103     25-Apr-07   GLOBAL WARMING REPORT             Y     S         A             W
                                                           ETHICAL CRITERIA FOR
General Electric Co.      GE     369604103     25-Apr-07   MILITARY CONTRACTS                Y     S         A             W
General Electric Co.      GE     369604103     25-Apr-07   PAY DIFFERENTIAL                  Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                HD     437076102     24-May-07   DIRECTORS                         Y     I         F             W
Home Depot                HD     437076102     24-May-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
Home Depot                HD     437076102     24-May-07   POISON PILL IMPLEMENTATION        Y     S         A             W
                                                           EMPLOYMENT DIVERSITY
Home Depot                HD     437076102     24-May-07   DISCLOSURE                        Y     S         A             W
                                                           EXECUTIVE OFFICER
Home Depot                HD     437076102     24-May-07   COMPENSATION                      Y     S         F             A
Home Depot                HD     437076102     24-May-07   MANAGEMENT BONUSES                Y     S         A             W
Home Depot                HD     437076102     24-May-07   RETIREMENT BENEFITS               Y     S         F             A
Home Depot                HD     437076102     24-May-07   EQUITY COMPENSATION               Y     S         A             W
Home Depot                HD     437076102     24-May-07   PAY FOR SUPERIOR PERFORMANCE      Y     S         A             W
Home Depot                HD     437076102     24-May-07   POLITICAL NONPARTISANSHIP         Y     S         A             W
Home Depot                HD     437076102     24-May-07   CHAIRMAN AND CEO                  Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Company   HPQ    428236103     14-Mar-07   DIRECTORS                         Y     I         F             W
Hewlett-Packard Company   HPQ    428236103     14-Mar-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           STOCKHOLDER NOMINEES FOR
Hewlett-Packard Company   HPQ    428236103     14-Mar-07   ELECTION TO THE BOARD             Y     S         A             W
Hewlett-Packard Company   HPQ    428236103     14-Mar-07   SEPARATE CHAIRMAN AND CEO         Y     S         A             W
                                                           SUBJECT ANY FUTURE POISON
Hewlett-Packard Company   HPQ    428236103     14-Mar-07   PILL TO SHAREHOLDER VOTE          Y     S         A             W
Hewlett-Packard Company   HPQ    428236103     14-Mar-07   LINK PAY TO PERFORMANCE           Y     S         F             A
------------------------------------------------------------------------------------------------------------------------------------
Intel Corporation         INTC   458140100     16-May-07   DIRECTORS                         Y     I         F             W
Intel Corporation         INTC   458140100     16-May-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           EXTENSION OF 2006 EQUITY
Intel Corporation         INTC   458140100     16-May-07   INCENTIVE PLAN                    Y     I         F             W
                                                           EXECUTIVE OFFICER INCENTIVE
Intel Corporation         INTC   458140100     16-May-07   PLAN                              Y     I         F             W
                                                           LIMITATION ON EXECUTIVE
Intel Corporation         INTC   458140100     16-May-07   COMPENSATION                      Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   DIRECTORS                         Y     I         F             W
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   STOCK OPTIONS                     Y     S         A             W
                                                           PERFORMANCE BASED RESTRICTED
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   STOCK                             Y     S         A             W
                                                           EXECUTIVE COMPENSATION
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   APPROVAL                          Y     S         A             W
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   SEPARATE CHAIRMAN                 Y     S         A             W
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   CUMULATIVE VOTING                 Y     S         A             W
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   MAJORITY VOTING FOR DIRECTORS     Y     S         A             W
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   POLITICAL CONTRIBUTIONS           Y     S         A             W
J.P. Morgan Chase & Co.   JPM    46625H100     15-May-07   SLAVERY APOLOGY REPORT            Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         JNJ    478160104     26-Apr-07   DIRECTORS                         Y     I         F             W
Johnson & Johnson         JNJ    478160104     26-Apr-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           VOTING REQUIREMENTS FOR
Johnson & Johnson         JNJ    478160104     26-Apr-07   DIRECTOR NOMINEES                 Y     S         A             W
Johnson & Johnson         JNJ    478160104     26-Apr-07   SUPPLEMENTAL RETIREMENT PLAN      Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.      KMB    494368103     26-Apr-07   DIRECTORS                         Y     I         F             W
Kimberly-Clark Corp.      KMB    494368103     26-Apr-07   AUDITORS                          Y     I         F             W
Kimberly-Clark Corp.      KMB    494368103     26-Apr-07   CERTIFICATE OF INCORPORATION      Y     I         F             W
Kimberly-Clark Corp.      KMB    494368103     26-Apr-07   SUPERMAJORITY VOTING              Y     S         A             W
Kimberly-Clark Corp.      KMB    494368103     26-Apr-07   GLOBAL HUMAN RIGHTS STANDARDS     Y     S         A             W
                                                           FEASIBILITY OF PHASING OUT
                                                           USE OF NON FSC CERTIFIED
Kimberly-Clark Corp.      KMB    494368103     26-Apr-07   FIBER                             Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.    LNC    534187109     10-May-07   DIRECTORS                         Y     I         F             W
Lincoln National Corp.    LNC    534187109     10-May-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           AMENDED AND RESTATED
Lincoln National Corp.    LNC    534187109     10-May-07   INCENTIVE COMPENSATION PLAN       Y     I         F             W
                                                           STOCK OPTION PLAN FOR NON
Lincoln National Corp.    LNC    534187109     10-May-07   EMPLOYEE DIRECTORS                Y     I         F             W
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corp.           MCD    580135101     24-May-07   DIRECTORS                         Y     I         F             W
McDonalds Corp.           MCD    580135101     24-May-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           LABELING OF GENETICALLY
McDonalds Corp.           MCD    580135101     24-May-07   MODIFIED PRODUCTS                 Y     S         A             W
McDonalds Corp.           MCD    580135101     24-May-07   LABOR STANDARDS                   Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Cos. Inc.    MHP    580645109     25-Apr-07   DIRECTORS                         Y     I         F             W
McGraw-Hill, Cos. Inc.    MHP    580645109     25-Apr-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           ANNUAL ELECTIONS OF EACH
McGraw-Hill, Cos. Inc.    MHP    580645109     25-Apr-07   DIRECTOR                          Y     S         F             A
                                                           ADOPTION OF A SIMPLE
McGraw-Hill, Cos. Inc.    MHP    580645109     25-Apr-07   MAJORITY VOTE                     Y     S         F             A
                                                           PUBLIC DISCLOSURE OF
                                                           CORPORATE POLICIES REGARDING
McGraw-Hill, Cos. Inc.    MHP    580645109     25-Apr-07   POLITICAL CONTRIBUTIONS           Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
National Fuel Gas         NFG    636180101     15-Feb-07   DIRECTORS                         Y     I         F             W
National Fuel Gas         NFG    636180101     15-Feb-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           RISK COMPENSATION INCENTIVE
National Fuel Gas         NFG    636180101     15-Feb-07   PROGRAM                           Y     I         F             W
                                                           AMEND 1997 AWARD AND OPTION
National Fuel Gas         NFG    636180101     15-Feb-07   PLAN                              Y     I         F             W
                                                           ADOPTION OF, IF PRESENTED AT
                                                           THE MEETING, A SHAREHOLDER
National Fuel Gas         NFG    636180101     15-Feb-07   PROPOSAL                          Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo Inc.              PEP    713448108     2-May-07    DIRECTORS                         Y     I         F             W
PepsiCo Inc.              PEP    713448108     2-May-07    INDEPENDENT ACCOUNTANTS           Y     I         F             W
PepsiCo Inc.              PEP    713448108     2-May-07    LONG TERM INCENTIVE PLAN          Y     I         F             W
PepsiCo Inc.              PEP    713448108     2-May-07    CHARITABLE CONTRIBUTIONS          Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.               PFE    717081103     26-Apr-07   DIRECTORS                         Y     I         F             W
Pfizer Inc.               PFE    717081103     26-Apr-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
Pfizer Inc.               PFE    717081103     26-Apr-07   CUMULATIVE VOTING                 Y     S         A             W
Pfizer Inc.               PFE    717081103     26-Apr-07   ANIMAL EXPERIMENTATION            Y     S         A             W
Pfizer Inc.               PFE    717081103     26-Apr-07   LAB ANIMAL CARE AND USE           Y     S         A             W
                                                           QUALIFICATIONS FOR DIRECTOR
Pfizer Inc.               PFE    717081103     26-Apr-07   NOMINEES                          Y     S         A             W
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes              PBI    724479100     14-May-07   DIRECTORS                         Y     I         F             W
Pitney Bowes              PBI    724479100     14-May-07   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
Pitney Bowes              PBI    724479100     14-May-07   STOCK PLAN                        Y     I         F             W
                                                           MAJORITY VOTE TO ELECT
                                                           DIRECTORS IN AN UNCONTESTED
Pitney Bowes              PBI    724479100     14-May-07   ELECTION                          Y     I         F             W
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.      PG     742718109     10-Oct-06   DIRECTORS                         Y     I         F             W
                                                           AMEND CODE OF REGULATIONS TO
                                                           DECREASE NUMBER OF DIRECTORS
Procter & Gamble Co.      PG     742718109     10-Oct-06   ON THE BOARD                      Y     I         F             W
Procter & Gamble Co.      PG     742718109     10-Oct-06   INDEPENDENT ACCOUNTING FIRM       Y     I         F             W
                                                           REAPPROVE TERMS OF
                                                           PERFORMANCE CRITERIA FOR
Procter & Gamble Co.      PG     742718109     10-Oct-06   STOCK & INCENTIVE PLAN            Y     I         F             W
Procter & Gamble Co.      PG     742718109     10-Oct-06   AWARD NO FUTURE STOCK OPTIONS     Y     S         A             W
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Sysco                     SYY    871829107     10-Nov-06   DIRECTORS                         Y     I         F             W
Sysco                     SYY    871829107     10-Nov-06   INDEPENDENT ACCOUNTANTS           Y     I         F             W
Sysco                     SYY    871829107     10-Nov-06   MAJORITY VOTE POLICY              Y     S         F     No recommendation
                                                                                                                      by Directors
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U.S. Bancorp              USB    902973304     17-Apr-07   DIRECTORS                         Y     I         F             W
U.S. Bancorp              USB    902973304     17-Apr-07   RATIFY AUDITORS                   Y     I         F             W
U.S. Bancorp              USB    902973304     17-Apr-07   APPROVE STOCK INCENTIVE PLAN      Y     I         F             W
                                                           AMEND RESTATED CERTIFICATE
U.S. Bancorp              USB    902973304     17-Apr-07   OF INCORPORATION                  Y     I         F             W
                                                           EXECUTIVE OFFICER
U.S. Bancorp              USB    902973304     17-Apr-07   COMPENSATION                      Y     S         A             W
U.S. Bancorp              USB    902973304     17-Apr-07   LIMIT BENEFITS                    Y     S         A             W
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United Technologies Corp. UTX    913017109     11-Apr-07   DIRECTORS                         Y     I         F             W
United Technologies Corp. UTX    913017109     11-Apr-07   APPT. OF AUDITORS                 Y     I         F             W
United Technologies Corp. UTX    913017109     11-Apr-07   DIRECTOR TERM LIMITS              Y     S         A             W
United Technologies Corp. UTX    913017109     11-Apr-07   FOREIGN MILITARY SALES            Y     S         A             W
United Technologies Corp. UTX    913017109     11-Apr-07   POLITICAL CONTRIBUTIONS           Y     S         A             W
                                                           ADVISORY RESOLUTION TO
United Technologies Corp. UTX    913017109     11-Apr-07   RATIFY EXECUTIVE COMPENSATION     Y     S         A             W
United Technologies Corp. UTX    913017109     11-Apr-07   PAY FOR SUPERIOR PERFORMANCE      Y     S         A             W
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Washington Mutual Inc.    WM     939322103     17-Apr-07   DIRECTORS                         Y     I         F             W
Washington Mutual Inc.    WM     939322103     17-Apr-07   RATIFY AUDITOR                    Y     I         F             W
Washington Mutual Inc.    WM     939322103     17-Apr-07   EXECUTIVE RETIREMENT PLAN         Y     S         A             W
Washington Mutual Inc.    WM     939322103     17-Apr-07   DIRECTOR ELECTION PROCESS         Y     S         A             W
                                                           DIRECTOR NOMINEE
Washington Mutual Inc.    WM     939322103     17-Apr-07   QUALIFICATION REQUIREMENTS        Y     S         A             W
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Wells Fargo & Co.         WFC    949746101     24-Apr-07   DIRECTORS                         Y     I         F             W
Wells Fargo & Co.         WFC    949746101     24-Apr-07   INDEPENDENT AUDITORS              Y     I         F             W
                                                           SEPARATION OF CHAIRMAN AND
Wells Fargo & Co.         WFC    949746101     24-Apr-07   CEO POSITIONS                     Y     S         A             W
Wells Fargo & Co.         WFC    949746101     24-Apr-07   EXECUTIVE COMPENSATION            Y     S         A             W
Wells Fargo & Co.         WFC    949746101     24-Apr-07   EXECUTIVE RETIREMENT PLAN         Y     S         A             W
                                                           REPORT ON HOME MORTGAGE
Wells Fargo & Co.         WFC    949746101     24-Apr-07   DISCLOSURE ACT                    Y     S         A             W
Wells Fargo & Co.         WFC    949746101     24-Apr-07   EMISSION REDUCTION GOALS          Y     S         A             W
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Weyerhaeuser Co.          WY     962166104     19-Apr-07   DIRECTORS                         Y     I         F             W
Weyerhaeuser Co.          WY     962166104     19-Apr-07   POLITICAL CONTRIBUTIONS           Y     S         A             W
Weyerhaeuser Co.          WY     962166104     19-Apr-07   MAJORITY VOTE                     Y     S         A             W
Weyerhaeuser Co.          WY     962166104     19-Apr-07   WOOD SUPPLY                       Y     S         A             W
Weyerhaeuser Co.          WY     962166104     19-Apr-07   APPT. OF AUDITORS                 Y     I         F             W
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